Segments, Customers And Geographic Information	12 Months Ended
Dec. 31, 2014
Segments, Customers And Geographic Information [Abstract]
Segments, Customers And Geographic Information

NOTE 16:-    SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.    The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.     The following tables present total revenues for the years ended December 31, 2012, 2013 and 2014 and long-lived assets as of December 31, 2012, 2013 and 2014:

	Year ended December 31,
	2012	2013	2014
Revenues from sales to unaffiliated customers:

North America	$40,496	$35,584	$40,353
Europe	97,133	62,914	58,537
Africa	58,212	73,735	55,953
Asia-Pacific and Middle East	70,704	40,731	42,095
India	54,358	26,646	92,066
Latin America	125,748	122,162	82,107

	$446,651	$361,772	$371,112

Property and equipment, net, by geographic areas:

Israel	$27,837	$30,759	$29,418

Others	5,805	4,486	3,720

	$33,642	$35,245	$33,138

c.      Major customer data as a percentage of total revenues:

In 2012 and 2013, the Company generated revenues from a single group of affiliated companies that accounted for approximately 11.6%, 15.4%, respectively, of total revenues. In 2014, the Company generated revenues from a different single customer that accounted for approximately 16.1% of total revenues.